JPMorgan Equity Index Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Equity Index Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 569
Expense Example, No Redemption, 3 Years	701
Expense Example, No Redemption, 5 Years	845
Expense Example, No Redemption, 10 Years	1,264
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	114
Expense Example, No Redemption, 3 Years	356
Expense Example, No Redemption, 5 Years	617
Expense Example, No Redemption, 10 Years	1,229
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	102
Expense Example, No Redemption, 5 Years	191
Expense Example, No Redemption, 10 Years	$ 451